GMACM HOME EQUITY LOAN TRUST 2007-HE1
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1

Cut-Off Period Date                                                    10/31/07
Determination Date                                                     11/19/07
Record Date - Class A-1                                                11/23/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5               10/31/07
Payment Date                                                           11/26/07
Actual Days in Accrual Period (30/360)                                       32
Accrual Period (30/360)                                                      30

SERVICING CERTIFICATE
Beginning Pool Balance                                         1,043,134,901.05
Beginning PFA                                                              0.00
Ending Pool Balance                                            1,026,831,441.30
Ending PFA Balance                                                            -
Principal Collections                                             16,187,087.63
Principal Draws                                                               -
Net Principal Collections                                         16,187,087.63

Active Loan Count                                                        19,692

Net Interest Collections                                           7,155,634.78

Weighted Average Net Loan Rate                                         8.20425%
Weighted Average Net WAC Rate                                          8.05635%
Substitution Adjustment Amount                                             0.00

Excess Spread                                                      2,269,238.13

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

                                                               BEGINNING             ENDING
TERM NOTES                                                      BALANCE              BALANCE         FACTOR       PRINCIPAL
Class A-1                                                        520,170,533.67    501,714,207.91     0.7405376  18,456,325.76
Class A-2                                                        136,300,000.00    136,300,000.00     1.0000000           0.00
Class A-3                                                        129,600,000.00    129,600,000.00     1.0000000           0.00
Class A-4                                                        123,871,000.00    123,871,000.00     1.0000000           0.00
Class A-5                                                        118,600,000.00    118,600,000.00     1.0000000           0.00
Certificates                                                       -                    -               -             -


(CONTINUED)...                                                                        INTEREST              PERCENTAGE
TERM NOTES                                                      INTEREST              SHORTFALLS        INTEREST      COUPON
Class A-1                                                      2,317,648.71              0.00            49.67%       5.0125%
Class A-2                                                        638,451.92              0.00            13.49%       5.6210%
Class A-3                                                        623,484.00              0.00            12.83%       5.7730%
Class A-4                                                        614,400.16              0.00            12.26%       5.9520%
Class A-5                                                        563,844.17              0.00            11.74%       5.7050%
Certificates                                                           0.00                 -               -             -


Beginning Overcollateralization Amount                            14,593,367.38
Overcollateralization Amount Increase (Decrease)                   2,152,866.01
Outstanding Overcollateralization Amount                          16,746,233.39
Target Overcollateralization Amount                               23,446,039.77

Credit Enhancement Draw Amount                                             0.00
Unreimbursed Credit Enhancer Prior Draws                                   0.00


                                                                                     NUMBER          PERCENT
                                                                        BALANCE     OF LOANS       OF BALANCE
Delinquent Loans (30 Days)*                                        7,310,814.58        143            0.71%
Delinquent Loans (60 Days)*                                        4,319,336.41        60             0.42%
Delinquent Loans (90 Days)*                                        2,246,258.67        34             0.22%
Delinquent Loans (120 Days)*                                       1,826,438.88        27             0.18%
Delinquent Loans (150 Days)*                                       1,498,589.90        19             0.15%
Delinquent Loans (180+ Days)*                                        460,929.34         5             0.04%
REO                                                                           -         0             0.00%
Foreclosures                                                         489,814.66         7             0.05%
Bankruptcies                                                       1,739,292.19        28             0.17%


                                                                         FORECLOSURE                       BANKRUPTCY
(CONTINUED)...                                                    UNITS            DOLLARS             UNITS          DOLLARS
Delinquent Loans (30 Days)*                                         0                       -            2            69,644.27
Delinquent Loans (60 Days)*                                         0                       -            0                    -
Delinquent Loans (90 Days)*                                         0                       -            2           139,630.28
Delinquent Loans (120 Days)*                                        0                       -            1           184,509.01
Delinquent Loans (150 Days)*                                        4              199,656.38            2           178,901.01
Delinquent Loans (180+ Days)*                                       3              290,158.28            2           163,399.93
REO
Foreclosures
Bankruptcies



                                                                    REO
(CONTINUED)...                                                     UNITS           DOLLARS
Delinquent Loans (30 Days)*                                          0                      -
Delinquent Loans (60 Days)*                                          0                      -
Delinquent Loans (90 Days)*                                          0                      -
Delinquent Loans (120 Days)*                                         0                      -
Delinquent Loans (150 Days)*                                         0                      -
Delinquent Loans (180+ Days)*                                        0                      -
REO
Foreclosures
Bankruptcies



*Delinquency Figures Do Not include Bankruptcy,
Foreclosure, and REO.
                                                                                        PERCENT OF
                                                         LIQUIDATION TO-DATE     CUT-OFF DATE PRINCIPAL BALANCE
Beginning Cumulative Loss Amount                                   1,074,590.32
Current Month Loss Amount                                            116,372.12
Current Month Recoveries                                                 841.14
                                                        ------------------------
Ending Cumulative Loss Amount                                      1,190,121.30          0.10036%

Liquidation Loss Amount Distributed to Noteholders                   116,372.12

                                                         NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount                         0.00
Current Month Net Principal Recovery Amount                              841.14
                                                        ------------------------
Ending Cumulative Net Principal Recovery Amount                          841.14

                                                            SPECIAL HAZARD            FRAUD                BANKRUPTCY
Beginning Amount                                                           0.00              0.00          0.00
Current Month Loss Amount                                                  0.00              0.00          0.00
Ending Amount                                                                 -                 -             -

Extraordinary Event Losses                                                 0.00
Excess Loss Amounts                                                        0.00

Current Month Repurchases Units                                               0
Current Month Repurchases ($)                                              0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall                       0.00


CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                                          0.00
Withdraw relating to Collection Period                                     0.00
Interest Earned (Zero, Paid to Funding Account)                            0.00
                                                        ------------------------
Ending Capitalized Interest Account Balance as
of Payment Date                                                            0.00
Interest earned for Collection Period                                      0.00
Interest withdrawn related to prior Collection
Period                                                                     0.00

PREFUNDING ACCOUNT
Beginning Balance                                                          0.00
Additional Purchases during Revolving Period                               0.00
Balance in Pre-Funding Account due to Noteholders                          0.00
Excess of Draws over Principal Collections                                 0.00
                                                        ------------------------
Total Ending Balance as of Payment Date                                    0.00
Interest earned for Collection Period                                      0.00
Interest withdrawn related to prior Collection
Period                                                                     0.00

CASH FLOWS RECEIVED
Principal Collections                                             16,187,087.63
Interest Collections                                               7,586,939.11
Servicer Advances                                                          0.00
Pre-Funding Account remaining balance withdrawn                            0.00
Capital Interest Account withdrawal                                        0.00
Reinvestment Income                                                        0.00
Substitution Adjustment Amount                                             0.00
Recovery Amounts                                                       3,784.95
                                                        ------------------------
TOTAL CASH FLOWS RECEIVED                                         23,777,811.69

CASH FLOWS DISTRIBUTED
Principal Distribution                                            18,456,325.76
Interest Distribution                                              4,757,828.96
Residual Amount - Certificates                                             0.00
Servicer Advances - Reimbursement                                          0.00
GMACM Service Fee                                                    434,639.54
GMACM Recovery Fee                                                       449.74
Credit Enhancer Fee - MBIA                                           128,567.69
                                                        ------------------------
TOTAL CASH FLOWS DISTRIBUTED                                      23,777,811.69

NET CASH FLOWS REMAINING                                                   0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1                               NO
Hedge Payment Class A-1                                          0.00
Hedge Shortfall Amount - Class A-1                               0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                           0.81%
Rolling 3 Month Delinquency Required Percentage                  3.75%

Aggregate Liquidation Percentage                                 0.10%
Aggregate Liquidation Required Percentage                        1.50%

SERVICING TERMINATION EVENT                                       NO

Rolling 3 Month Delinquency Percentage                           0.81%
Rolling 3 Month Delinquency Required Percentage                  3.25%

Aggregate Liquidation Percentage                                 0.10%
Aggregate Liquidation Required Percentage                        1.00%

SERVICING TRIGGER EVENT                                           NO

Rolling Six-Month Annualized Liquidation Loss                    0.03%
PercentageMaximum Loss Amount                                    1.50%

SERVICING DEFAULT                                                 NO

                               Step Down Date NO

Step Up Date - Class A-4                                          NO
Step Up Date - Class A-5                                          NO

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